Equity - Transactions related to share-based compensation plans (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Line Items]
Purchase of treasury shares	€ 24	€ 757	€ 130
Treasury shares for share-based payments [Member]
Equity [Line Items]
Shares acquired	2,142,445	3,996,576	5,351,411
Average market price	€ 31.76	€ 36.15	€ 33.81
Purchase of treasury shares	€ 68	€ 144	€ 181
Shares delivered	2,204,207	4,194,577	4,695,170
Average price (FIFO)	€ 35.16	€ 34.14	€ 34.35
Cost of delivered shares	€ 77	€ 143	€ 161
Shares in treasury, at the end of the period	5,664,946	5,726,708	5,924,708
Cost of treasury shares for employee options	€ 191	€ 201	€ 199